Summary of significant accounting policies - Acquisition of subsidiares (Details) $ / shares in Units, $ in Thousands, ₽ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 25, 2022 item	Feb. 03, 2021 USD ($) company	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 30, 2022 USD ($)	Feb. 04, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 27, 2022 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 RUB (₽)
Acquisition of subsidiaries
Number of game development studios acquired	300	2
Goodwill			$ 48,900		$ 48,900		$ 1,501
Goodwill recognised at the acquisition date							1,473
Translation reseve							28
Bargain purchase on acquisition							79
Net loss before tax from continuing operations			42,118	$ (14,819)	$ 75,134	$ (23,768)	(116,317)	$ 111	$ (35,519)
Revenue							434,094
Net loss from continuing operations							118,576
Price per share for option to acquire shares | $ / shares					$ 10.00
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable					1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable					2 years
Option recognized as of acquisition date			$ 13,636		$ 13,636
Unwinding discount from acquisition date to reporting date					$ 101
MX Capital Limited
Acquisition of subsidiaries
Percentage of voting interest acquired	48.80%
Goodwill											$ 13,831
Castcrown Ltd
Acquisition of subsidiaries
Percentage of voting interest acquired	49.50%
Goodwill										$ 2,773
Nexters Online LLC and Nexters Studio LLC
Acquisition of subsidiaries
Total consideration		$ 1,247															₽ 93
Nexters Online LLC
Acquisition of subsidiaries
Percentage of voting interest acquired		100.00%															100.00%
Total consideration		$ 163
Goodwill recognised at the acquisition date		$ 191
Net loss before tax from continuing operations							2,219
Nexters Studio LLC
Acquisition of subsidiaries
Percentage of voting interest acquired		100.00%															100.00%
Total consideration		$ 1,084
Goodwill recognised at the acquisition date		$ 1,274
Net loss before tax from continuing operations							16,563
NHW Ltd
Acquisition of subsidiaries
Percentage of voting interest acquired															100.00%	100.00%
Total consideration															$ 24	€ 20,000
Goodwill recognised at the acquisition date															$ 8
Net loss before tax from continuing operations							13
Game Positive LLC
Acquisition of subsidiaries
Percentage of voting interest acquired														70.00%
Total consideration														$ 1
Goodwill recognised at the acquisition date														$ (79)
Bargain purchase on acquisition							79
Goodwill expected to be deductible for tax purpose							0
Net loss before tax from continuing operations							$ 134
Gracevale Ltd
Acquisition of subsidiaries
Percentage of voting interest acquired	100.00%												100.00%
Total consideration													$ 70,000
Cash Consideration													55,517
Share Consideration													3,963
Deferred Share Consideration													10,520
Lightmap Studio
Acquisition of subsidiaries
Total consideration												$ 150	$ 150